Equity - Capital stock of the Group (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of authorized shares	1,000,000,000		1,000,000,000
Number of shares issued	0		17,482,000	17,482,000
Common stocks
Disclosure of classes of share capital [line items]
Par value per share in won	₩ 5,000	[1]	₩ 5,000	₩ 5,000
Number of shares issued	512,759,471	[1]	508,784,869	516,599,554
Capital stock	₩ 2,695,586		₩ 2,608,176
Preferred stocks
Disclosure of classes of share capital [line items]
Par value per share in won	₩ 0	[1]	₩ 5,000	₩ 5,000
Number of shares issued	0	[1]	17,482,000	17,482,000
Capital stock	₩ 274,055		₩ 361,465

[1]	The current dividend (plan) was decided on March 26, 2024. The amount of dividends was not recognized as a distribution to the owner during the period.